Disposition (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Disposition [Abstract]
Proceeds from sale of subsidiary			$ (1)